Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	0000835597
Amendment Flag	false
Document Creation Date	Oct. 14, 2014
Document Effective Date	Oct. 14, 2014
Prospectus Date	Oct. 14, 2014